PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	R$ (1,643)	R$ 533,487	R$ 65,576
Asset limitation effect	95,134	(362,191)	171,191
Total	93,491	171,296	236,767
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	(186,170)	325,292	(174,496)
Asset limitation effect	188,259	(309,780)	182,088
Total	2,089	15,512	7,592
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	184,527	208,195	240,072
Asset limitation effect	(93,125)	(52,411)	(10,897)
Total	R$ 91,402	R$ 155,784	R$ 229,175